EMPLOYEE RETIREMENT PLANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plans Disclosure [Abstract]
Age of full-time employees covered by contributory employee retirement savings plan	21
Percentage of employer's contribution to plan based on partial match to employee's contribution (in hundredths)	1.00%	1.00%	0.00%
Employer's contribution charged to expense	$ 294,000	$ 292,000	$ 0
Employee stock ownership plan, contributions charged to expense	$ 0	$ 0	$ 0